Other liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Value added tax	€ 3,545	€ 3,370
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recognition of service contract liability	944
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recognition of service contract liability	811
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recognition of service contract liability	694
Thereafter
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recognition of service contract liability	754
Brazilian Tax Jurisdiction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other receivables recognised in Income Statement	70	113
Other receivables expected to be recognised in Income Statement		48
Increase (decrease) other receivables recognised in income statement	€ 144
Brazilian Tax Jurisdiction | Net revenues
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other receivables recognised in Income Statement		87
Brazilian Tax Jurisdiction | Net financial results
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other receivables recognised in Income Statement		26
Brazilian Tax Jurisdiction | PSA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of provision for indirect tax liabilities		166
Value added tax		€ 180